Financial instruments - Fair values and risk management - Hedge discontinuance and ineffectiveness (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about hedges [line items]
Net derivative position at year end	€ (147.4)	€ (353.5)
Gain recognized in the cash flow hedge reserve of continuing hedges	109.0
Balance remaining in the cash flow hedge reserve from hedging relationship for which hedge accounting is no longer applied	102.0
Total	211.0	(111.0)	€ 275.0
Hedge ineffectiveness recognized in profit or loss	(200.0)	(407.0)
Jet fuel risk
Disclosure of detailed information about hedges [line items]
Hedge ineffectiveness recognized in profit or loss	192.0	447.0	0.0
Currency Cash Flow Hedges
Disclosure of detailed information about hedges [line items]
Hedge ineffectiveness recognized in profit or loss	8.0	40.0
Jet Fuel Hedges
Disclosure of detailed information about hedges [line items]
Hedge ineffectiveness recognized in profit or loss	219.0
Foreign currency forward contracts
Disclosure of detailed information about hedges [line items]
Hedge ineffectiveness recognized in profit or loss	58.0
Jet Fuel Swaps
Disclosure of detailed information about hedges [line items]
Hedge ineffectiveness recognized in profit or loss	161.0
Cash Flow Hedges
Disclosure of detailed information about hedges [line items]
Net derivative position at year end	131.7	(558.8)	338.4
Change in value used for calculating hedge ineffectiveness	(541.5)	228.3	424.8
Balance remaining in the cash flow hedge reserve from hedging relationship for which hedge accounting is no longer applied	102.3	47.8
Total	216.7	(163.5)	316.9
Cash flow hedge reserve	114.4	(211.3)	316.9
Changes in fair value recognized in OCI	541.5	(228.3)	(445.0)
Hedge ineffectiveness recognized in profit or loss	(171.8)	(407.2)
Reclassified from hedging reserve to profit or loss	(258.2)	(261.6)	(284.8)
Deferred taxes included in hedge reserves	0.0	0.0	42.0
Cash Flow Hedges | Foreign currency risk
Disclosure of detailed information about hedges [line items]
Hedge ineffectiveness recognized in profit or loss	8.0	40.0	0.0
Cash Flow Hedges | Aircraft purchases contract | Foreign currency risk
Disclosure of detailed information about hedges [line items]
Net derivative position at year end	170.1	495.3	284.7
Change in value used for calculating hedge ineffectiveness	356.7	(170.8)	697.7
Balance remaining in the cash flow hedge reserve from hedging relationship for which hedge accounting is no longer applied	102.3	47.8
Total	242.0	454.1	284.6
Cash flow hedge reserve	139.7	406.3	284.6
Changes in fair value recognized in OCI	(356.7)	170.8	(697.7)
Hedge ineffectiveness recognized in profit or loss	38.4	40.0
Cash Flow Hedges | Fuel and oil operating expenses | Foreign currency risk
Disclosure of detailed information about hedges [line items]
Net derivative position at year end	(27.0)	166.2	235.0
Change in value used for calculating hedge ineffectiveness	210.6	131.0	425.2
Total	(10.6)	97.0	235.0
Cash flow hedge reserve	(10.6)	97.0	235.0
Changes in fair value recognized in OCI	(210.6)	(131.0)	(425.2)
Hedge ineffectiveness recognized in profit or loss	(57.1)	69.2
Reclassified from hedging reserve to profit or loss	5.2	(7.0)	8.8
Cash Flow Hedges | Fuel and oil operating expenses | Commodity risk
Disclosure of detailed information about hedges [line items]
Net derivative position at year end	(19.8)	(1,228.3)	(185.3)
Change in value used for calculating hedge ineffectiveness	(1,108.5)	271.9	(688.0)
Total	(14.0)	(711.8)	(185.3)
Cash flow hedge reserve	(14.0)	(711.8)	(185.3)
Changes in fair value recognized in OCI	1,108.5	(271.9)	688.0
Hedge ineffectiveness recognized in profit or loss	(153.1)	(516.4)
Reclassified from hedging reserve to profit or loss	(263.5)	(254.8)	(293.0)
Cash Flow Hedges | GBP Currency Swaps | Foreign currency risk
Disclosure of detailed information about hedges [line items]
Net derivative position at year end	5.4
Change in value used for calculating hedge ineffectiveness	(5.4)
Total	5.4
Cash flow hedge reserve	5.4
Changes in fair value recognized in OCI	5.4
Cash Flow Hedges | Variable-rate instruments | Interest rate risk
Disclosure of detailed information about hedges [line items]
Net derivative position at year end	3.0	8.0	4.0
Change in value used for calculating hedge ineffectiveness	5.1	(3.8)	(10.1)
Total	(6.1)	(2.8)	(17.4)
Cash flow hedge reserve	(6.1)	(2.8)	(17.4)
Changes in fair value recognized in OCI	(5.1)	3.8	(10.1)
Reclassified from hedging reserve to profit or loss	€ 0.1	€ 0.2	€ (0.6)